Cryptocurrency - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cryptocurrency
Beginning balance	$ 61,821	$ 28,342
Revenue recognized on acceptance of cryptocurrency	152,934	90,273
Cryptocurrency received under long-term loans agreements	44,494	14,015
Purchase of cryptocurrencies	12,419	1,761
Cryptocurrency received as customer deposits	6,893	5,481
Return of cryptocurrency as prepayment	3,309
Cryptocurrency received from disposal of property, equipment and software	1,453
Pledged and derecognized cryptocurrency under long-term loans agreements	(65,283)	(38,561)
Return of pledged cryptocurrency under long-term loans agreements	34,514
Cryptocurrency prepaid for professional services		(1,761)
Cryptocurrency transferred (to) from fixed term financial product	26	(6,534)
Return of cryptocurrency as customer deposits	(8,613)	(10,561)
Cost of revenues recognized on payment of cryptocurrency	(55,941)	(9,821)
Proceeds from sale of cryptocurrency	(93,077)	(71,494)
Cryptocurrency prepaid as deposits	(182)	(639)
Change in fair value of cryptocurrency	(11,428)	42,427
Ending balance	83,339	61,821
Cumulative realized gain on sale of cryptocurrency	$ 9,825	42,206
Cumulative Effect, Period of Adoption, Adjustment
Cryptocurrency
Beginning balance		$ 18,893